Stockholders' Equity (Deficiency) (Summary of Compensation Expense for Stock Options Granted to Non-employees from 10Q) (Details) (Stock Incentive Plan To Non Employees [Member])	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Stock Incentive Plan To Non Employees [Member]
Expected life (years)		3 years 6 months
Expected volatility		44.20%
Weighted-average volatility		44.20%	47.40%
Risk-free interest rate		0.60%
Dividend yield		0.00%	0.00%